EXHIBIT 99.39

Recovco Exception Level

Exception Level

Run Date - 11/4/2022

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation	Exception Grade - S&P		Exception Grade - DBRS
																	Initial	Final	Initial	Final
xxxxxx	xxxxxx	761112		Credit	Credit	Resolved	Resolved	UYQJOPVGVE4-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The file is missing evidence the homeowners insurance premium is paid in full. The loan closed xxxxxx, first payment is xxxxxx, the HUD reflected only two months of escrows collected.		xxxxxx Response: Evidence of insurance was provided that shows insurance is paid and was valid at the time of closing. Insurance is valid through xxxxxx. Signed HUD shows 6 months were collected at closing. Servicing will pay insurance when due regardless of amount of funds in escrow account. Borrower’s payment will be updated to reflect any shortage. This is a servicing issue. Please see evidence of insurance and HUD below and clear condition.		12/08/2021: Cleared documentation provided.	12/08/2021: Cleared documentation provided.	D	A	A	A
xxxxxx	xxxxxx	761135		Credit	Credit	Resolved	Resolved	HCFG2CAOXLV-EKVL0O7E	Guarantor 1 Backround Check Not CLEAR	* Guarantor 1 Backround Check Not CLEAR (Lvl R)	FraudGuard in the loan file is for loan number xxxxxx (xxxxxx) and does not belong to our borrower or property. Backround check for borrower xxxxxx is missing.		xxxxxx Response: Please see FraudGuard below and clear condition.		12/08/2021: Cleared. Documentation provided.	12/08/2021: Cleared. Documentation provided.	D	A	D	A
xxxxxx	xxxxxx	761154		Credit	Credit	Resolved	Resolved	OH0ZLEVF2VV-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Articles of Organization, business license search and Operating Agreement for xxxxxx are missing from the loan file.		xxxxxx Response: Please see Certificate of formation, company agreement, and Franchise Tax Details from the xxxxxx website, below and clear condition		12/08/2021: Cleared, documentation provided.	12/08/2021: Cleared, documentation provided.	D	A	A	A
xxxxxx	xxxxxx	761161		Credit	Insurance	Resolved	Resolved	QAUPTULGFBJ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The homeowners insurance located on page 186 did not include rent loss.		xxxxxx Response: Please see the attached Hazard Ins policy showing coverage for Loss of rents below. Please clear the condition.		12/08/2021: Cleared, documentation provided.	12/08/2021: Cleared, documentation provided.	D	A	D	A
xxxxxx	xxxxxx	761110		Credit	Credit	Resolved	Resolved	KSCCU3RGE55-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The Articles of Organization is missing for xxxxxx		xxxxxx Response: A Partnership agreement was used to review and validate formation and ownership of the LLC. Please see Partnership Agreement below and clear condition.		12/20/2021: Cleared, documentation provided 12/08/2021: Not cleared, need documentation to confirm the LLC is in good standing.	12/20/2021: Cleared, documentation provided 12/08/2021: Not cleared, need documentation to confirm the LLC is in good standing.	D	A	A	A
xxxxxx	xxxxxx	761045		Credit	Title Issue	Resolved	Resolved	EW5M0UQIXRA-3MGROFI3	Title issue	* Title issue (Lvl R)	The preliminary title (p.388), reflects the proposed insured as xxxxxx instead of xxxxxx		xxxxxx Response: Please see Final Title below and clear condition.		12/09/2021: Cleared, final title policy provided	12/09/2021: Cleared, final title policy provided	D	A	A	A
xxxxxx	xxxxxx	761045		Credit	Guidelines	Resolved	Resolved	EW5M0UQIXRA-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The file contains two months bank statements for xxxxxx accounts #xxxxxx and #xxxxxxxxxx and the accounts are in the borrowers name as well as the name of xxxxxx. Per lender guidelines section 11.9, business funds are acceptable as reserves as long as the borrower owns at least 50% of the business. The loan file does not contain any documentation to confirm the borrowers ownership percentage of this business. Additionally, documentation from the business or business' accountant must be provided stating the borrower has access to the funds and withdrawal of funds will not impact the business. This is not in the loan file.		xxxxxx Response: xxxxxx guidelines state that documentation from the business’ accountant is only necessary if the borrower owns 95% or less of the business. Please see xxxxxx guidelines excerpt and Certificate of Ownership below showing that xxxxxx is a sole proprietorship and therefore borrower owns 100% of company. Please clear condition.		12/09/2021: Cleared, documentation provided	12/09/2021: Cleared, documentation provided	D	A	A	A
xxxxxx	xxxxxx	761177		Credit	Credit	Resolved	Resolved	5HKGQLBTYJF-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The loan file was missing the policy or declarations fromxxxxxx Insurance for the premium paid on the HUD-1 page 268, to extend the current policy, page 17, to Lender's guidelines Section 13.2 requiring coverage for at least 60 days after funding date. Provide the xxxxxx Insurance policy or Declarations page for the next policy period for review.		xxxxxx Response: Please see evidence that insurance was renewed through 12/17/2022 below and clear condition.		12/08/2021: Cleared, documentation provided.	12/08/2021: Cleared, documentation provided.	D	A	A	A
xxxxxx	xxxxxx	761093		Valuation	ValuationWaterfall	Resolved	Resolved	GFI1BN33ZKS-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Appraised value supported. CU score not required. No issue.				Desk review received. Finding resolved.	Desk review received. Finding resolved.	D	A	A	A
xxxxxx	xxxxxx	761093	Credit	Guidelines	Waived	2: Acceptable with Warnings	GFI1BN33ZKS-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Guidelines require $50K remaining equity after closing. Remaining equity for transaction is xxxxxx	Comp Factors:
Credit score of 738 exceeds the minimum score of 600 required per guidelines; cash reserves of $50,084 exceed the 6 months minimum required per guidelines; borrower has a clean mortgage history; borrower has been at current residence for 9 years.
															12/27/21 Finding Waiver Applied; Final Grade EV 2/B	12/27/21 Finding Waiver Applied; Final Grade EV 2/B	D	B	D	B
xxxxxx	xxxxxx	761102	Valuation	Value	Waived	2: Acceptable with Warnings	KQAWS0FKPQT-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 2)	Original Appraisal value xxxxxx. AVM $xxxxxx (-36.508%), xxxxxx (-11.817%) & Desk Review returned an inconclusive rating with $0. The loan file is missing a third party valuation that supports the origination value.	Original appraised valuexxxxxx BPO dated xxxxxx came in at $xxxxxx however a more comprehensive desk review was performed on 10/18/2021 with the result of xxxxxx.xxxxxx lender based the final value on the more conservative xxxxxx. rather than the original appraisal.
70% LTV is 5% lower than the max allowed 75%.

													01-21-2022 Value used by lender isxxxxxx, not origination value of xxxxxx. BPO value of xxxxxx supports origination value.		1/31/21 Finding Waiver Applied; Final Grade EV 2/B	1/31/21 Finding Waiver Applied; Final Grade EV 2/B	D	B	D	B